Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.1%
Aerospace & Defense — 3.4%
Curtiss-Wright Corp.	6,848	$1,207,029
Raytheon Technologies Corp.	43,894	4,298,539
		5,505,568
Agriculture — 4.5%
Philip Morris International, Inc.	75,744	7,366,104
Auto Manufacturers — 1.8%
PACCAR, Inc.	39,864	2,918,045
Auto Parts & Equipment — 1.1%
BorgWarner, Inc.	37,295	1,831,557
Banks — 6.7%
Bank OZK	38,538	1,317,999
JPMorgan Chase & Co.	38,583	5,027,751
The Goldman Sachs Group, Inc.	3,911	1,279,327
Wells Fargo & Co.	89,597	3,349,136
		10,974,213
Biotechnology — 8.3%
Amgen, Inc.	18,253	4,412,663
Gilead Sciences, Inc.	66,984	5,557,662
Regeneron Pharmaceuticals, Inc.*	4,407	3,621,100
		13,591,425
Building Materials — 0.8%
Builders FirstSource, Inc.*	15,453	1,371,917
Chemicals — 0.6%
The Mosaic Co.	22,876	1,049,551
Commercial Services — 2.8%
PayPal Holdings, Inc.*	35,916	2,727,461
Robert Half International, Inc.	22,369	1,802,270
		4,529,731
Computers — 3.3%
Accenture PLC, Class A	9,088	2,597,441
Leidos Holdings, Inc.	6,691	615,974
Maximus, Inc.	26,726	2,103,336
		5,316,751
Distribution & Wholesale — 1.1%
LKQ Corp.	31,476	1,786,578
Diversified Financial Services — 5.5%
Houlihan Lokey, Inc.	21,143	1,849,801
Mastercard, Inc., Class A	14,778	5,370,473
Nasdaq, Inc.	20,095	1,098,594
Raymond James Financial, Inc.	6,570	612,784
		8,931,652
Electric — 0.6%
IDACORP, Inc.	9,354	1,013,319
Electrical Components & Equipment — 1.5%
Acuity Brands, Inc.	5,417	989,849
	Number of Shares	Value†

Electrical Components & Equipment — (continued)
Emerson Electric Co.	17,652	$1,538,195
		2,528,044
Electronics — 2.5%
Keysight Technologies, Inc.*	7,810	1,261,159
nVent Electric PLC	63,705	2,735,492
		3,996,651
Engineering & Construction — 0.9%
EMCOR Group, Inc.	8,575	1,394,209
Food — 0.8%
The Kraft Heinz Co.	16,418	634,884
The Kroger Co.	12,998	641,711
		1,276,595
Healthcare Services — 5.4%
Elevance Health, Inc.	14,133	6,498,495
Quest Diagnostics, Inc.	16,558	2,342,626
		8,841,121
Home Builders — 0.4%
D.R. Horton, Inc.	6,061	592,099
Insurance — 7.3%
American International Group, Inc.	25,096	1,263,835
Axis Capital Holdings Ltd.	49,751	2,712,424
Berkshire Hathaway, Inc., Class B*	21,864	6,750,947
MetLife, Inc.	21,767	1,261,180
		11,988,386
Internet — 2.9%
Alphabet, Inc., Class C*	32,025	3,330,600
Booking Holdings, Inc.*	541	1,434,954
		4,765,554
Lodging — 0.8%
Choice Hotels International, Inc.	11,603	1,359,756
Machinery — Diversified — 1.3%
The Middleby Corp.*	6,593	966,600
Westinghouse Air Brake Technologies Corp.	11,113	1,123,080
		2,089,680
Media — 1.7%
Comcast Corp., Class A	72,778	2,759,014
Mining — 0.5%
BHP Group Ltd., ADR	13,346	846,270
Miscellaneous Manufacturing — 1.6%
Textron, Inc.	35,887	2,534,699
Oil & Gas — 6.8%
Chevron Corp.	19,348	3,156,820
ConocoPhillips	16,134	1,600,654
EOG Resources, Inc.	20,077	2,301,426
Helmerich & Payne, Inc.	39,307	1,405,225

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Phillips 66	26,552	$2,691,842
		11,155,967
Pharmaceuticals — 4.7%
Roche Holding AG, ADR	137,420	4,927,881
The Cigna Group.	10,634	2,717,306
		7,645,187
Retail — 5.2%
Lowe's Cos., Inc.	12,483	2,496,226
MSC Industrial Direct Co., Inc., Class A	12,160	1,021,440
Target Corp.	22,208	3,678,311
Ulta Beauty, Inc.*	2,403	1,311,245
		8,507,222
Semiconductors — 2.5%
IPG Photonics Corp.*	10,616	1,309,059
NXP Semiconductors N.V.	7,472	1,393,341
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	14,594	1,357,534
		4,059,934
Telecommunications — 2.9%
Cisco Systems, Inc.	90,407	4,726,026
Transportation — 1.9%
Expeditors International of Washington, Inc.	10,290	1,133,135
Knight-Swift Transportation Holdings, Inc.	34,087	1,928,642
		3,061,777
TOTAL COMMON STOCKS (Cost $136,373,767)		150,314,602

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Diversified — 2.2%
Weyerhaeuser Co. (Cost $4,088,581)	119,872	3,611,743

SHORT-TERM INVESTMENTS — 5.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $8,955,291)	8,955,291	8,955,291
TOTAL INVESTMENTS — 99.8% (Cost $149,417,639)		$162,881,636
Other Assets & Liabilities — 0.2%		274,340
TOTAL NET ASSETS — 100.0%		$163,155,976

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
Country Weightings as of 3/31/2023††
United States	90%
Switzerland	3
United Kingdom	2
Bermuda	2
Ireland	1
Netherlands	1
Taiwan	1
Total	100%
††	% of total investments as of March 31, 2023.

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